Provisions for Sundry Creditors - Summary of Allowance Account for Plugging of Wells, Trials in Progress and Environmental Costs (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other provisions [abstract]
Balance at the beginning of the year	$ 84,050,900	$ 68,797,600
(Decrease) Increase capitalized in fixed assets	(2,826,003)	22,313,529
Unwinding of discount against income	3,318,384	(6,770,200)
Unrealized foreign exchange loss	(3,577,200)	(183,000)
Amount used	(116,181)	(107,029)
Balance at the end of the year	80,849,900	84,050,900
Balance at the beginning of the year	6,483,078	7,812,689
Additions against income	1,901,930	1,194,547
Provision cancellation	(309,977)	(2,502,807)
Amount used		(21,351)
Balance at the end of the year	8,075,031	6,483,078
Balance at the beginning of the year	11,219,278	11,067,134
Additions against income	4,745,835	1,390,838
Provision cancellation	(6,873,905)	(1,106,693)
Amount used	(4,231)	(132,001)
Balance at the end of the year(1)	$ 9,086,977	$ 11,219,278